Items held at fair value and remeasurements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Gains Losses [Abstract]
Summary of Gain/(Loss) on Items Held at Fair Value and Remeasurements

Included within gain/(loss) on items held at fair value and remeasurements are (in thousands):

	2019	2020	2021
Change on remeasurement of put and call option and contingent consideration liabilities	$43,247	$(288,853)	$384,122
Change in fair value of convertible note embedded derivatives	-	(2,354,720)	1,638,837
Change in fair value of acquisition related consideration	(21,526)	-	-
Fair value remeasurement of previously held equity interest	-	-	784
Gains/(losses) on items held at fair value and remeasurements	$21,721	$(2,643,573)	$2,023,743